LEXINGTON MANAGEMENT CORPORATION
                  INVESTMENT ADVISER TO THE LEXINGTON FUNDS
                           PARK 80 WEST PLAZA TWO
                           SADDLE BROOK, NJ 07663




May 5, 1999



Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, DC 20549

Re: Lexington Corporate Leaders Trust Fund
    1933 Act File No. 002-10694
    1940 Act File No. 811-0091


The form of prospectus for Lexington Corporate Leaders Trust Fund that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Fund's registration statement dated April 30, 1999.

The text of this most recent amendment has been filed electronically on April 30, 1999 under the form type "485BPOS".


Sincerely,


Peter Corniotes
Vice President and Assistant Secretary-
Lexington Management Corporation